FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Summary of financial assets and financial liabilities measured and recorded at fair value on recurring basis

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2022:

As of December 31, 2022
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	1,941,432,848	—	1,941,432,848

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2023:

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	253,865	635,039,118	—	635,292,983

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	35,756	89,443,389	—	89,479,145